Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 107,837	$ 324,493
Accounts receivable	14,469	13,470
Other receivables	49,190	49,190
Inventory	12,545	14,359
Total current assets	184,041	401,511
Property and equipment, net	0	3,687
Equipment not in service	40,852	40,852
Right of use assets	402,375	473,561
Other Assets	2,745	2,745
Total assets	630,013	922,355
Current liabilities:
Accounts payable	102,117	86,393
Accrued liabilities	123,797	149,393
Lease liability - short term	42,703	45,577
Notes payable	0	12,171
Convertible notes	460,000	488,400
Derivative liability	0	73,398
Total current liabilities	728,617	855,333
Notes payable long term	308,507	250,000
Lease liability- long term	359,672	427,984
Total liabilities	1,396,796	1,533,317
Commitments and contingencies
Stockholders' Deficit:
Common stock, $0.001 par value, 650,000,000 shares authorized; 302,747,608 and 189,216,582 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	302,747	189,216
Additional paid-in capital	18,158,235	13,939,053
Accumulated deficit	(19,227,929)	(14,706,391)
Total Kisses From Italy Stockholders' Deficit	(766,783)	(577,977)
Non-controlling interest	0	(32,985)
Total Stockholders' deficit	(766,783)	(610,962)
Total liabilities and deficit	630,013	922,355
Series A Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock value	0	0
Series B Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock value	0	0
Series C Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock value	$ 165	$ 145